Segment reporting (Tables)	6 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Summary of Information by Segment
June 30, 2014	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$

Total revenue	127,620,049	80,310,766	71,503,628	789,913	99,372,775	-	-	-	2,915,331	10,723,161	393,235,623
Total cost of revenue	(99,259,210)	(56,066,989)	(54,122,532)	(901,164)	(69,835,739)	-	-	-	(2,782,212)	(7,640,349)	(290,608,195)
Gross profit	28,360,839	24,243,777	17,381,096	(111,251)	29,537,036	-	-	-	133,119	3,082,812	102,627,428
Operating income (loss)	3,408,233	21,024,762	11,480,016	(776,543)	18,266,587	(510,817)	(339,327)	(306,362)	(1,721,565)	(4,286,553)	46,238,431
Total assets	883,811,385	504,644,044	697,711,053	107,976,952	342,244,398	42,019,314	18,242,642	33,102,593	5,921,133	255,330,164	2,891,003,678

June 30, 2015	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	United States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$

Total revenue	83,113,266	78,101,128	115,802,906	15,535,284	89,953,394	5,671,045	13,023,364	27,724,031	1,530,000	11,329,287	441,783,705
Total cost of revenue	(56,018,083)	(64,723,711)	(89,946,525)	(13,983,733)	(58,326,674)	(3,506,459)	(11,554,758)	(24,720,534)	(1,243,112)	(8,835,361)	(332,858,950)
Gross profit	27,095,183	13,377,417	25,856,381	1,551,551	31,626,720	2,164,586	1,468,606	3,003,497	286,888	2,493,926	108,924,755
Operating income (loss)	10,010,016	8,595,252	19,942,825	(150,980)	17,884,321	(1,301,112)	(83,874)	1,483,101	(2,268,540)	(8,627,029)	45,483,980
Total assets	1,018,085,122	506,748,344	653,384,890	210,874,155	435,069,337	127,333,437	87,647,900	152,236,524	90,468,027	246,374,096	3,528,221,832